Segment Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Summary information by segment
Number of principal business segments | segment	2
Revenues	$ 1,689,931	$ 1,766,914	$ 1,718,518
Advertising and marketing revenues
Summary information by segment
Revenues	1,486,155	1,530,211	1,499,180
Value-added services
Summary information by segment
Revenues	$ 203,776	$ 236,703	$ 219,338